Goodwill and Intangibles	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and Intangibles	Goodwill and Intangibles

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Cost
Balance at December 31, 2021	2,099.4	2,422.1	42.9	35.3	4,599.7
Acquisitions through business combinations	2.0	—	—	—	2.0
Additions	—	—	11.3	—	11.3
Transfer from property, plant and equipment (note 12)	—	—	1.7	—	1.7
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	0.2	3.5	(0.3)	—	3.4
Balance at December 31, 2022	2,101.6	2,425.6	55.5	35.3	4,618.0
Additions	—	—	13.9	—	13.9
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	3.4	4.5	—	—	7.9
Balance at December 31, 2023	2,105.0	2,430.1	69.3	35.3	4,639.7

	Goodwill	Brands	Computer software	Customer relationships	Total
	€m	€m	€m	€m	€m
Accumulated amortization and impairment
Balance at December 31, 2021	—	6.8	24.0	13.8	44.6
Amortization	—	1.1	5.1	2.6	8.8
Impairment	—	—	—	5.8	5.8
Transfer from property, plant and equipment (note 12)	—	—	0.1	—	0.1
Disposals	—	—	(0.1)	—	(0.1)
Effect of movements in foreign exchange	—	—	(0.4)	—	(0.4)
Balance at December 31, 2022	—	7.9	28.7	22.2	58.8
Amortization	—	0.6	5.3	1.8	7.7
Balance at December 31, 2023	—	8.5	34.0	24.0	66.5
Net book value December 31, 2021	2,099.4	2,415.3	18.9	21.5	4,555.1
Net book value December 31, 2022	2,101.6	2,417.7	26.8	13.1	4,559.2
Net book value December 31, 2023	2,105.0	2,421.6	35.3	11.3	4,573.2

Amortization of €7.7 million (2022: €8.8 million; 2021: €8.2 million) is included in ‘other operating expenses’ in the Consolidated Statement of Profit or Loss. The Impairment charge for the year was nil (2022: impairment of customer relationships of €5.8 million; 2021: impairment of computer software €1.7 million) is included in exceptional items in the Consolidated Statement of Profit or Loss.
Goodwill is initially recognized based on the accounting policy for goodwill (see note 3.5) and is subsequently measured at cost less amounts provided for impairment.
The Company’s goodwill, as set out above, and indefinite life brand values of €2,420.9 million (December 31, 2022: €2,416.4 million) have been allocated to the Frozen segment, which represents the lowest level within the Group at which the goodwill is monitored for internal management purposes. As required by IAS 36 'Impairment of Assets', an annual review of the carrying amount of the goodwill and the indefinite life brands is carried out to identify whether there is any impairment to the carrying values. The review is performed using the discounted cash flows model whereby a comparison of the carrying values to the value in use is made. Impairment is identified by comparing the value in use of the Frozen segment, being the level at which Goodwill is monitored, to its carrying value.
Key assumptions
The values for the key assumptions relating to the annual review of the carrying amount of goodwill and indefinite life brands were arrived at by taking into consideration detailed historical information and comparison to external sources where appropriate, such as market rates for discount factors.

•Budgeted cash flows: the calculation of value in use has been based on the cash flow forecasts by management for 2024 to 2028. Beyond 2028 the same assumptions have been applied for future periods in the absence of longer term detailed forecasts. These plans have been prepared and approved by management, and incorporate past performance of the entities acquired in the period, historical growth rates and projections of developments in key markets.
•Revenue: projected revenues are built up with reference to markets and product platforms. They incorporate past performance, historical growth rates and projections of developments in key markets.
•Future cash flows make assumptions over consumers' responses to price increases which are inherently less predictable in times of high inflation. Specific risks considered are set out in Item 3D: Key Information - Risk Factors.
•In relation to the ongoing conflict in Ukraine, management assume that there are no further material changes to economic sanctions and tariffs impacting the availability and cost of raw materials and resources. Specific risks regarding the conflict are set out in Item 3D: Key Information - Risk Factors.
•The impact of climate change on future cash flows has been considered in future cash flows. Specific risks considered are set out in Item 3D: Key Information - Risk Factors.
•Profit margins: projected margins reflect historical performance.
•Capital expenditure forecast reflects expected expenditure requirements and includes an allowance for the replacement of leased right-of-use assets.
•Discount rate: a pre-tax discount rate of 10.4% (2022: 8.3%) was applied to the cash flows. This discount rate has been calculated using a capital asset pricing model using observable market data for comparable companies as well as the share price of Nomad Foods Limited.
•Long-term growth rates: the growth rate used in the testing after the detailed forecasting period was 1.0% (2022: 1.0%). These rates do not reflect the long-term assumptions used by the Company for investment planning and exclude expectations of future inflation.
Sensitivity to changes in assumptions
Impairment was not required in either the year ended December 31, 2023, or December 31, 2022. In each case the valuations derived from the discounted cash flow model indicate a sufficient amount of headroom for which any reasonably possible change to key assumptions is unlikely to result in an impairment of the related goodwill or indefinite-lived intangible assets.